Stockholders' Equity - Equity Incentive Plans - Summary of the Company's stock option activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options Outstanding
Beginning balance	453,590	1,770,584	2,531,984
Granted	5,322,456	0	0
Forfeited	(568,175)	(126,274)	(293,677)
Exercised	(31,505)	(1,190,720)	(467,723)
Ending balance	5,176,366	453,590	1,770,584
Weighted Average Exercise Price
Beginning balance	$ 0.56	$ 0.33	$ 0.41
Granted	2.72
Forfeited	2.72	0.86	1.34
Exercised	1.23	0.14	0.14
Ending balance	$ 2.55	$ 0.56	$ 0.33